LEASES - Schedule of Right-of-use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	$ 27,959	$ 26,908	$ 18,026
Additions related to right-of-use assets	13,279	11,295	16,554
Depreciation	(11,224)	(10,244)	(7,672)
Balance at end of period	30,014	27,959	26,908
Motor vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	23,782	19,149
Balance at end of period	25,592	23,782	19,149
Midstream assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	3,801	6,502
Balance at end of period	3,136	3,801	6,502
Buildings and leasehold improvements
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	376	1,257
Balance at end of period	$ 1,286	$ 376	1,257
Indigo, Blackbeard and Tapstone Acquisitions
Disclosure of quantitative information about right-of-use assets [line items]
Additions related to right-of-use assets			$ 8,062